UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code:
Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432
Date of fiscal year end: December 31
Date of reporting period: September 30, 2009

ITEM 1.  SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON CLEARBRIDGE VARIABLE INVESTORS
PORTFOLIO
(FORMERLY KNOWN AS LEGG MASON PARTNERS
VARIABLE INVESTORS PORTFOLIO)
FORM N-Q
SEPTEMBER 30, 2009

Legg Mason ClearBridge Variable Investors Portfolio

Schedule of Investments (unaudited)	September 30, 2009

Shares	Security	Value

COMMON STOCKS — 99.3%
CONSUMER DISCRETIONARY — 16.3%
Hotels, Restaurants & Leisure — 2.1%
94,400	McDonald’s Corp.	$5,387,408

Media — 10.9%
243,520	DISH Network Corp. *	4,690,195
438,850	News Corp., Class A Shares	5,261,811
114,900	Scripps Networks Interactive, Class A Shares	4,245,555
214,700	SES Global SA, FDR	4,872,473
81,117	Time Warner Cable Inc.	3,495,332
198,466	Time Warner Inc.	5,711,851

	Total Media	28,277,217

Multiline Retail — 1.6%
88,600	Target Corp.	4,135,848

Specialty Retail — 1.7%
163,300	Home Depot Inc.	4,350,312

	TOTAL CONSUMER DISCRETIONARY	42,150,785

CONSUMER STAPLES — 14.9%
Food & Staples Retailing — 2.4%
125,700	Wal-Mart Stores Inc.	6,170,613

Food Products — 2.8%
108,746	Kraft Foods Inc., Class A Shares	2,856,757
152,300	Unilever PLC, ADR	4,367,964

	Total Food Products	7,224,721

Household Products — 4.2%
142,200	Kimberly-Clark Corp.	8,386,956
44,600	Procter & Gamble Co.	2,583,232

	Total Household Products	10,970,188

Tobacco — 5.5%
127,300	Altria Group Inc.	2,267,213
42,000	Lorillard Inc.	3,120,600
181,800	Philip Morris International Inc.	8,860,932

	Total Tobacco	14,248,745

	TOTAL CONSUMER STAPLES	38,614,267

ENERGY — 15.1%
Energy Equipment & Services — 2.8%
156,300	Halliburton Co.	4,238,856
36,166	Transocean Ltd. *	3,093,278

	Total Energy Equipment & Services	7,332,134

Oil, Gas & Consumable Fuels — 12.3%
41,220	Devon Energy Corp.	2,775,343
563,300	El Paso Corp.	5,813,256
88,400	Exxon Mobil Corp.	6,065,124
61,800	Royal Dutch Shell PLC, ADR, Class A Shares	3,534,342
134,224	Suncor Energy Inc.	4,638,781
151,960	Total SA, ADR	9,005,150

	Total Oil, Gas & Consumable Fuels	31,831,996

	TOTAL ENERGY	39,164,130

FINANCIALS — 23.1%
Capital Markets — 2.4%
88,150	Bank of New York Mellon Corp.	2,555,469
67,670	State Street Corp.	3,559,442

	Total Capital Markets	6,114,911

See Notes to Schedule of Investments.

Legg Mason ClearBridge Variable Investors Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2009

Shares	Security	Value

Commercial Banks — 3.8%
35,900	PNC Financial Services Group Inc.	$1,744,381
291,320	Wells Fargo & Co.	8,209,398

	Total Commercial Banks	9,953,779

Consumer Finance — 2.4%
112,620	American Express Co.	3,817,818
68,750	Capital One Financial Corp.	2,456,437

	Total Consumer Finance	6,274,255

Diversified Financial Services — 6.7%
481,120	Bank of America Corp.	8,140,550
209,540	JPMorgan Chase & Co.	9,182,043

	Total Diversified Financial Services	17,322,593

Insurance — 7.8%
99,500	Chubb Corp.	5,015,795
85,660	Loews Corp.	2,933,855
179,007	Marsh & McLennan Cos. Inc.	4,426,843
158,160	Travelers Cos. Inc.	7,786,217

	Total Insurance	20,162,710

	TOTAL FINANCIALS	59,828,248

HEALTH CARE — 8.4%
Health Care Providers & Services — 1.8%
91,720	UnitedHealth Group Inc.	2,296,669
52,400	WellPoint Inc. *	2,481,664

	Total Health Care Providers & Services	4,778,333

Pharmaceuticals — 6.6%
66,000	Abbott Laboratories	3,265,020
90,500	Merck & Co. Inc.	2,862,515
102,900	Novartis AG, ADR	5,184,102
159,800	Pfizer Inc.	2,644,690
19,210	Roche Holding AG	3,104,815

	Total Pharmaceuticals	17,061,142

	TOTAL HEALTH CARE	21,839,475

INDUSTRIALS — 7.1%
Aerospace & Defense — 4.8%
55,200	Boeing Co.	2,989,080
82,400	Raytheon Co.	3,952,728
88,500	United Technologies Corp.	5,392,305

	Total Aerospace & Defense	12,334,113

Industrial Conglomerates — 2.3%
361,450	General Electric Co.	5,935,009

	TOTAL INDUSTRIALS	18,269,122

INFORMATION TECHNOLOGY — 4.0%
Computers & Peripherals — 2.2%
47,450	International Business Machines Corp.	5,675,494

Software — 1.8%
179,400	Microsoft Corp.	4,644,666

	TOTAL INFORMATION TECHNOLOGY	10,320,160

MATERIALS — 1.5%
Chemicals — 1.5%
51,800	Air Products & Chemicals Inc.	4,018,644

See Notes to Schedule of Investments.

Legg Mason ClearBridge Variable Investors Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2009

Shares	Security	Value

TELECOMMUNICATION SERVICES — 6.5%
Diversified Telecommunication Services — 6.5%
255,812	AT&T Inc.	$6,909,482
125,008	CenturyTel Inc.	4,200,269
186,300	Verizon Communications Inc.	5,639,301

	TOTAL TELECOMMUNICATION SERVICES	16,749,052

UTILITIES — 2.4%
Multi-Utilities — 2.4%
124,800	Sempra Energy	6,216,288

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $221,049,096)	257,170,171

Face
Amount

SHORT-TERM INVESTMENT — 0.2%
Repurchase Agreement — 0.2%
$507,000	Interest in $435,706,000 joint tri-party repurchase agreement dated 9/30/09 with Barclays Capital Inc., 0.010% due 10/1/09; Proceeds at maturity — $507,000; (Fully collateralized by U.S. government obligation, 2.000% due 1/15/14; Market value — $517,140) (Cost — $507,000)	507,000

	TOTAL INVESTMENTS — 99.5% (Cost — $221,556,096#)	257,677,171

	Other Assets in Excess of Liabilities — 0.5%	1,308,006

	TOTAL NET ASSETS — 100.0%	$258,985,177

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR — American Depositary Receipt

FDR — Foreign Depositary Receipt
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason ClearBridge Variable Investors Portfolio (formerly known as Legg Mason Partners Variable Investors Portfolio) (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American depository receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
The Portfolio has adopted Financial Accounting Standards Board Codification Section 820 (formerly Statement of Financial Accounting Standards No. 157) (“ASC Section 820”). ASC Section 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

		Other Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks†	$257,170,171	—	—	$257,170,171
Short-term investments†	—	$507,000	—	507,000

Total investments	$257,170,171	$507,000	—	$257,677,171

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(d) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At September 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$55,435,175
Gross unrealized depreciation	(19,314,100)

Net unrealized appreciation	$36,121,075

3. Derivative Instruments and Hedging Activities
Financial Accounting Standards Board Codification Section 815 (formerly Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.
At September 30, 2009, the Portfolio did not hold any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: November 24, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: November 24, 2009

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: November 24, 2009